Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	NEUTRON HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43374
Entity Tax Identification Number	81-4870517
Entity Address, Address Line One	444 Townsend Street, First Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	449-4139
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LIME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Central Index Key	0001699963
Amendment Flag	false
Entity Ex Transition Period	false